UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06499

Name of Fund:  BlackRock MuniYield California Fund, Inc. (MYC)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

California Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 4/30/2017

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 83.9%
Corporate — 1.3%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series D, 5.88%, 1/01/34	$4,000	$4,353,560
County/City/Special District/School District — 26.8%
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	2,000	2,007,840
City of Los Angeles California Municipal Improvement Corp., RB, Real Property, Series E, 6.00%, 9/01/19 (a)	2,660	2,965,021
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	1,520	1,768,201
6.50%, 5/01/42	1,860	2,162,176
County of Los Angeles California Metropolitan Transportation Authority, Refunding RB, Proposition C, Sales Tax Revenue, Series A, 5.00%, 7/01/42	4,000	4,677,720
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	5,000	5,750,150
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/21 (a)	2,440	2,866,048
County of Santa Clara California Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/18 (a)	16,000	16,742,560
Foothill-De Anza Community College District, GO, Refunding, 4.00%, 8/01/40	6,000	6,283,620
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 8/01/40	5,500	6,288,755
Los Angeles Community College District, GO, Refunding, 5.00%, 8/01/38	1,500	1,736,940
Los Angeles Unified School District, GO, Election of 2008, Series A, 4.00%, 7/01/40	8,500	8,726,440

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Oak Grove School District, GO, Election of 2008, Series A, 5.50%, 8/01/33	$880	$961,198
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 8/01/21 (a)	7,135	8,297,577
Pico Rivera Public Financing Authority, RB, 5.75%, 9/01/19 (a)	5,300	5,877,170
Riverside Community Properties Development, Inc., RB, Riverside County Law Building Project, 6.00%, 10/15/38	5,000	5,859,350
Turlock Irrigation District, Refunding RB, 1st Priority, 5.00%, 1/01/33	1,750	2,048,357
West Contra Costa California Unified School District, GO, Election of 2012, Series A, 5.50%, 8/01/39	2,500	2,922,425

		87,941,548
Education — 4.6%
California Educational Facilities Authority, Refunding RB:
Pitzer College, 6.00%, 4/01/40	2,500	2,818,825
San Francisco University, 6.13%, 10/01/36	1,745	2,051,788
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,750	3,130,380
California School Finance Authority, RB:
Alliance College-Ready Public Schools — 2023 Union LLC Project, Series A, 6.00%, 7/01/33	1,500	1,682,655
Alliance College-Ready Public Schools — 2023 Union LLC Project, Series A, 6.30%, 7/01/43	3,000	3,393,300
Value Schools, 6.65%, 7/01/33	595	664,032

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)

Municipal Bonds	Par (000)	Value
California (continued)
Education (continued)
California School Finance Authority, RB (continued):
Value Schools, 6.90%, 7/01/43	$1,330	$1,494,069

		15,235,049
Health — 12.8%
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	9,700	10,769,425
Sutter Health, Series B, 6.00%, 8/15/42	7,530	8,558,523
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/19 (a)	10,000	11,072,900
Sutter Health, Series B, 5.00%, 11/15/36	280	319,444
California Statewide Communities Development Authority, RB, Sutter Health, Series A, 6.00%, 8/15/42	8,110	9,195,442
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/38	1,625	1,912,462

		41,828,196
Housing — 1.1%
County of Santa Clara California Housing Authority, RB, John Burns Gardens Apartments Project, Series A, AMT, 6.00%, 8/01/41	3,500	3,502,660
State — 6.6%
State of California, GO, Various Purposes, 6.00%, 4/01/38	2,000	2,188,680
State of California Public Works Board, LRB:
Department of Developmental Services, Poterville, Series C, 6.25%, 4/01/19 (a)	1,610	1,770,582
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	10,991,900
Various Capital Projects, Series I, 5.50%, 11/01/33	1,510	1,797,504

Municipal Bonds	Par (000)	Value
California (continued)
State (continued)
State of California Public Works Board, LRB (continued):
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/19 (a)	$4,400	$4,977,324

		21,725,990
Tobacco — 6.1%
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed:
Convertible CAB, Series A-2, 5.30%, 6/01/37 (b)	695	703,118
Senior, Series A-1, 5.75%, 6/01/47	1,125	1,130,017
Senior, Series A-1, 5.75%, 6/01/47	17,875	17,915,934
Senior, Series A-1, 5.75%, 6/01/47	250	250,743

		19,999,812
Transportation — 14.7%
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 5/01/39	5,215	5,719,082
City & County of San Francisco California Airports Commission, Refunding ARB:
2nd Series A, AMT, 5.25%, 5/01/33	1,440	1,606,853
San Francisco International Airport, 5.00%, 5/01/46	5,785	6,541,157
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport Series A, AMT, 5.00%, 5/15/42	3,520	3,923,498
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 5/15/39	3,605	3,893,616
City of Los Angeles Department of Airports, RB, Los Angeles International Airport, AMT, 5.00%, 5/15/35	1,475	1,663,579
City of San Jose California, RB, Series A-1, AMT (AGM):
5.50%, 3/01/30	1,000	1,121,110
5.75%, 3/01/34	1,000	1,137,390

2	BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (continued)
City of San Jose California, Refunding ARB, Series A-1, AMT, 6.25%, 3/01/34	$1,400	$1,628,816
County of Sacramento California, Refunding ARB, Senior Series A, 5.00%, 7/01/41	8,280	9,253,976
County of Sacramento California, ARB:
PFC/Grant, Sub-Series D, 6.00%, 7/01/35	3,000	3,163,290
Senior Series B, 5.75%, 7/01/39	900	946,476
Norman Y Mineta San Jose International Airport SJC, Refunding ARB, Series A, AMT:
5.00%, 3/01/36	1,000	1,127,480
5.00%, 3/01/37	1,000	1,123,930
San Francisco Port Commission California, RB, Series A, 5.13%, 3/01/40	5,075	5,515,307

		48,365,560
Utilities — 9.9%
City of Los Angeles California Department of Water & Power, RB, Power System, Series A, 5.00%, 7/01/46	1,000	1,141,060
City of Los Angeles California Department of Water & Power, Refunding RB, Series A:
5.25%, 7/01/39	4,000	4,528,160
Water System, 5.00%, 7/01/46	3,155	3,594,902
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	2,645	3,096,263
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 8/01/41	2,420	2,798,415
Eastern Municipal Water District, Refunding RB, Series A:
5.00%, 7/01/38	1,930	2,225,792
5.00%, 7/01/42	5,000	5,736,150
Los Angeles Department of Water & Power System Revenue, RB, Series B, 5.00%, 7/01/38	4,000	4,587,160
Oceanside Public Financing Authority, Refunding RB, Series A:
5.25%, 5/01/30	1,245	1,459,924

Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
Oceanside Public Financing Authority, Refunding RB, Series A (continued):
5.25%, 5/01/33	$2,810	$3,250,496

		32,418,322
Total Municipal Bonds in California		275,370,697

Puerto Rico — 0.9%
Tobacco — 0.9%
Children’s Trust Fund, Refunding RB, Tobacco Settlement, Asset-Backed Bonds:
5.50%, 5/15/39	1,970	1,972,955
5.63%, 5/15/43	795	795,453
Total Municipal Bonds in Puerto Rico		2,768,408
Total Municipal Bonds - 84.8%		278,139,105

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
California — 82.3%
County/City/Special District/School District — 40.4%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 11/15/41	11,000	12,261,260
City of Los Angeles California, Refunding RB, Series A, 5.00%, 6/01/19 (a)	9,870	10,601,466
County of Los Angeles California Public Works Financing Authority, Refunding RB, Series A:
5.00%, 12/01/39	17,850	20,102,313
5.00%, 12/01/44	14,095	15,792,564
Los Angeles Community College District California, GO, Election of 2008 (a):
Election of 2001, Series E-1, 5.00%, 8/01/18	14,850	15,628,734
Series C, 5.25%, 8/01/20 (d)	9,682	10,948,240
Los Angeles Community College District California, GO, Refunding, Series A, 6.00%, 8/01/19 (a)	3,828	4,253,717

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Palomar California Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/44	$15,140	$17,162,098
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/19 (a)	7,732	8,458,748
San Marcos Unified School District, GO, Election of 2010, Series A, 5.00%, 8/01/38	15,520	17,342,048

		132,551,188
Education — 18.8%
California State University, Refunding RB, Systemwide, Series A, 4.00%, 11/01/35	12,250	12,864,705
University of California, RB, Series AM, 5.25%, 5/15/44	11,950	13,843,597
University of California, Refunding RB:
5.00%, 5/15/38	4,000	4,598,920
Series A, 5.00%, 11/01/43	5,001	5,698,397
Series I, 5.00%, 5/15/40	21,875	24,831,306

		61,836,925
Health — 12.6%
California Statewide Communities Development Authority, Refunding RB, Cottage Health System Obligation, 5.00%, 11/01/43	26,870	29,604,291
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series L, 5.00%, 5/15/47	10,280	11,567,673

		41,171,964
State — 3.6%
State of California, GO, Refunding, Various Purposes, 5.00%, 9/01/35	10,115	11,671,889
Transportation — 5.4%
City of Los Angeles California Department of Airports, ARB, Series A, AMT, 5.00%, 5/15/45	10,045	11,108,436

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
California (continued)
Transportation (continued)
County of San Diego Regional Transportation Commission, Refunding RB, Series A, 5.00%, 4/01/48	$5,750	$6,605,657

		17,714,093
Utilities — 1.5%
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/18 (a)	4,748	4,978,333
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 82.3%		269,924,392
Total Long-Term Investments (Cost — $524,965,961) — 167.1%		548,063,497

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.70% (e)(f)	1,144,355	1,144,584
Total Short-Term Securities (Cost — $1,144,584) — 0.3%		1,144,584
Total Investments (Cost — $526,110,545*) — 167.4%		549,208,081
Other Assets Less Liabilities — 2.2%		7,394,796
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (37.4)%		(122,854,573)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (32.2)%		(105,687,667)

Net Assets Applicable to Common Shares —100.0%		$328,060,637

*	As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$404,035,827

Gross unrealized appreciation	$26,850,677
Gross unrealized depreciation	(4,179,055)

Net unrealized appreciation	$22,671,622

4	BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on August 1, 2018, is $5,101,199.

(e)	During the period ended April 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	418,955	725,400	1,144,355	$1,144,584	$3,646	$2,533	—
[1] Includes net capital gain distributions.

(f)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(125)	10-Year U.S. Treasury Note	June 2017	$15,714,844	$(127,147)
(97)	Long U.S. Treasury Bond	June 2017	$14,837,969	(127,413)
Total				$(254,560)

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds

COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
RB	Revenue Bonds

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2017	5

Schedule of Investments (concluded)	BlackRock MuniYield California Fund, Inc. (MYC)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$548,063,497	—	$548,063,497
Short-Term Securities	$1,144,584	—	—	1,144,584

Total Investments	$1,144,584	$548,063,497	—	$549,208,081

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(254,560)	—	—	$(254,560)

[1]   See above Schedule of Investments for values in each sector.

[2]   Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(122,500,632)	—	$(122,500,632)
VRDP Shares at Liquidation Value	—	(105,900,000)	—	(105,900,000)

Total	—	$(228,400,632)	—	$(228,400,632)

During the period ended April 30, 2017, there were no transfers between levels.

6	BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Fund, Inc.

Date: June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Fund, Inc.

Date: June 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Fund, Inc.

Date: June 22, 2017